FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

May 29, 2020

Filed Via EDGAR (CIK #0000837274)

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F. Street N.E.

Washington, D.C. 20549

Re:     Franklin Templeton Variable Insurance Products Trust (Registrant)

            (Templeton Developing Markets VIP Fund)

             File Nos. 033-23493 and 811-05583

              Preliminary Proxy Material

Dear Sir or Madam:

Pursuant to the requirements of Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended, submitted electronically via the EDGAR system, please find attached a Schedule 14(a) Information cover page, preliminary proxy statement, notice of meeting of shareholders and form of proxy card to be furnished to shareholders of the Fund in connection with a Special Meeting of Shareholders of the Fund (the “Meeting”), scheduled to be held on September 9, 2020.  Definitive copies of these proxy solicitation materials are expected to be released to shareholders on or about July 20, 2020.

As described in the proxy statement, at the Meeting, shareholders will be asked to vote to approve (i) a change in the Fund’s classification from a diversified to a non-diversified fund.

Please direct all questions and comments relating to the undersigned at (954) 847-2283 or the address shown above.

Sincerely yours,

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

/s/ LORI A. WEBER

Lori A. Weber

Vice President and Co-Secretary

LAW/na